Contingent liabilities, commitments and guarantees - Schedule of Contingent Liabilities, Commitments and Guarantees Arising from the Banking Business (Details) - GBP (£) £ in Millions	Jun. 30, 2022	Dec. 31, 2021
Contingent liabilities
Total contingent liabilities	£ 3,078	£ 2,744
Commitments and guarantees
Total commitments and guarantees	144,652	142,733
Forward asset purchases and forward deposits placed
Commitments and guarantees
Total commitments and guarantees	75	61
Less than 1 year original maturity: | Mortgage offers made
Commitments and guarantees
Total commitments and guarantees	20,060	17,807
Less than 1 year original maturity: | Other commitments and guarantees
Commitments and guarantees
Total commitments and guarantees	87,374	88,454
Less than 1 year original maturity: | Undrawn commitments
Commitments and guarantees
Total commitments and guarantees	107,434	106,261
1 year or over original maturity
Commitments and guarantees
Total commitments and guarantees	37,143	36,411
Acceptances and endorsements
Contingent liabilities
Total contingent liabilities	415	191
Other items serving as direct credit substitutes
Contingent liabilities
Total contingent liabilities	560	510
Performance bonds, including letters of credit, and other transaction-related contingencies
Contingent liabilities
Total contingent liabilities	2,103	2,043
Other contingent liabilities
Contingent liabilities
Total contingent liabilities	£ 2,663	£ 2,553